Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 19.5%
Penn Series Flexibly Managed Fund*	66,149	$4,574,835
Penn Series Index 500 Fund*	78,979	2,275,394
Penn Series Large Cap Value Fund*	40,090	1,126,141
Penn Series Large Core Value Fund*	84,372	1,689,974
Penn Series Mid Core Value Fund*	47,990	1,125,353
Penn Series Real Estate Securities Fund*	22,527	548,537
TOTAL AFFILIATED EQUITY FUNDS (Cost $9,764,926)		11,340,234

AFFILIATED FIXED INCOME FUNDS — 76.2%
Penn Series High Yield Bond Fund*	112,458	1,714,987
Penn Series Limited Maturity Bond Fund*	1,524,672	20,125,665
Penn Series Quality Bond Fund*	1,304,599	22,399,975
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $39,625,222)		44,240,627

AFFILIATED INTERNATIONAL EQUITY FUNDS — 2.9%
Penn Series Developed International Index Fund*	81,294	1,119,412
Penn Series International Equity Fund*	16,060	572,699
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $1,511,361)		1,692,111

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $996,884)	996,884	996,884
TOTAL INVESTMENTS — 100.3% (Cost $51,898,393)		$58,269,856
Other Assets & Liabilities — (0.3)%		(149,767)
TOTAL NET ASSETS — 100.0%		$58,120,089

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
1